Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
Acquisitions and Leases of Maine Facilities
As part of the Company’s previously announced conversion into a diversified holding company (the “HoldCo Conversion”), we formed a real estate subsidiary named Star Real Estate Holdings USA, Inc. (“SRE”). SRE will hold any significant real estate assets we acquire. We expect SRE to be substantially self-funded over time by raising its own capital in the form of commercial mortgages on the properties it owns or by raising other forms of external capital. As an initial transaction to create our real estate division under SRE and launch that aspect of the HoldCo Conversion, we purchased three plants in Maine that manufacture modular buildings and leased these three properties, as further described below.
Oxford
On March 27, 2019, 56 Mechanic Falls Road, LLC (“56 Mechanic”), a wholly-owned subsidiary of SRE, entered into a Purchase and Sale Agreement (the “Oxford Purchase Agreement”) with RJF - Keiser Real Estate, LLC (“RJF”), pursuant to which 56 Mechanic will purchase certain real property and related improvements and personal property (including buildings, fixtures, and other improvements on the land, and all machinery and equipment and other personal property, if any, owned by RJF and located on the property) located in Oxford, Maine (the “Oxford Facility”) from RJF (the “Oxford Transaction”). The Oxford Transaction was closed on April 25, 2019. The purchase price of the Oxford Facility was $1.2 million (the “Oxford Purchase Price”), subject to adjustment for taxes and other charges and assessments.
Waterford
On April 3, 2019, 947 Waterford Road, LLC (“947 Waterford”), a wholly-owned subsidiary of SRE, entered into a Purchase and Sale Agreement (the “Waterford Purchase Agreement”) with KBS Builders, Inc. (“KBS”), a wholly-owned subsidiary of ATRM, pursuant to which 947 Waterford closed on the purchase of certain real property and related improvements (including buildings) located in Waterford, Maine (the “Waterford Facility”) from KBS, and acquired the Waterford Facility. The purchase price of the Waterford Facility was $1.0 million, subject to adjustment for taxes and other charges and assessments.
Paris
On April 3, 2019, 300 Park Street, LLC (“300 Park”), a wholly-owned subsidiary of SRE, entered into a Purchase and Sale Agreement (the “Park Purchase Agreement”) with KBS, pursuant to which 300 Park closed on the purchase of certain real property and related improvements and personal property (including buildings, machinery and equipment) located in Paris, Maine (the “Park Facility”) from KBS, and acquired the Park Facility. The purchase price of the Park Facility was $2.9 million, subject to adjustment for taxes and other charges and assessments.
Lease of Maine Facilities
On April 3, 2019, KBS entered into a separate lease agreement with each of 947 Waterford (the “Waterford Lease”) and 300 Park (the “Park Lease”). The Waterford Lease has an initial term of 120 months, which is subject to extension. The base rental payments associated with the initial term under the Waterford Lease are estimated to be between $1.2 million and $1.3 million in the aggregate. The Park Lease has an initial term of 120 months, which is subject to extension. The base rental payments associated with the initial term under the Park Lease are estimated to be between $3.3 million and $3.6 million in the aggregate. ATRM has unconditionally guaranteed the performance of all obligations under the Waterford Lease and Park Lease to be performed by KBS under each lease, including, without limitation, the payment of all required rent.
On April 3rd and 18th of 2019, KBS signed a lease and an amendment, respectively, with 56 Mechanic (the “Oxford Lease”), which became effective upon the closing of the Oxford Transaction. The initial term under the Oxford Lease will commence upon delivery of the Oxford Facility to KBS. The Oxford Lease has an initial term of 120 months, which is subject to extension. The base rental payments associated with the initial term under the Oxford Lease are estimated to be between $1.4 million and $1.5 million in the aggregate. ATRM has unconditionally guaranteed the performance of all obligations under the Oxford Lease to be performed by KBS, including, without limitation, the payment of all required rent.
Series A Preferred Stock Offering
The Company has filed a registration statement on Form S-1 and Form S-1/A with the SEC for a potential offering (the “Preferred Offering”) of nonconvertible Series A Cumulative Term Preferred Stock (the “Series A Preferred Stock”) on March 12, 2019 and April 09, 2019, respectively. However, it is unlikely that the Company will proceed with its proposed offering of nonconvertible preferred stock on substantially the terms described in the registration statement.
Fargo Building Sale
The Company completed the sale on the remaining Fargo building for $0.8 million on May 1, 2019. On the same day, we entered into an agreement with JS2L Partners, LLP, to lease this property for a term of 12 months. The base rental payments associated with the lease are $0.1 million in aggregate.

Subsequent Events
On January 8, 2019, we received a deficiency letter from the Nasdaq Listing Qualifications Department notifying us that, for the prior thirty consecutive business days, the closing bid price for our common stock had closed below the minimum $1.00 per share requirement for continued listing on the Nasdaq Global Market pursuant to Nasdaq Listing Rule 5450(a)(1) (the “Minimum Bid Price Requirement”). In accordance with Nasdaq Listing Rules, we have been given 180 calendar days, or until July 8, 2019 to regain compliance with the Minimum Bid Price Requirement. If we do not regain compliance by July 8, 2019, we may transfer from The Nasdaq Global Market to The Nasdaq Capital Market and may be eligible for an additional compliance period of 180 days. To qualify for the additional compliance period, we will have to: (i) submit a transfer application and related application fees; (ii) meet the continued listing requirement for market value of publicly held shares and all other initial listing standards of The Nasdaq Capital Market (except for the bid price requirement); and (iii) provide written notice to Nasdaq of our intention to cure the deficiency during the additional 180-day compliance period by effecting a reverse stock split if necessary. If we do not qualify for an additional compliance period, or should we determine not to submit a transfer application or make the required representation, or if Nasdaq concludes that we will not be able to cure the deficiency, Nasdaq will provide written notice to us that our common stock will be subject to delisting.